UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6177

        Nuveen California Investment Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            8/31

Date of reporting period:          5/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Investment Quality Municipal Fund, Inc. (NQC)
	May 31, 2006
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 3.8% (2.4% of Total Investments)
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma
	County Tobacco Securitization Corporation, Series 2005:
$ 790	4.250%, 6/01/21	6/15 at 100.00	BBB	$764,017
3,500	5.250%, 6/01/45	6/15 at 100.00	BBB	3,451,385
3,500	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/15 at 100.00	BBB	3,524,815
	Bonds, Series 2005A-1, 5.375%, 6/01/38

7,790	Total Consumer Staples			7,740,217

	Education and Civic Organizations – 16.4% (10.5% of Total Investments)
2,250	California Educational Facilities Authority, Revenue Bonds, Chapman University, Series 1996,	10/06 at 102.00	AAA	2,302,020
	5.125%, 10/01/26 – CONNIE LEE/AMBA Insured
2,000	California Educational Facilities Authority, Revenue Bonds, Occidental College, Series 2005A,	10/15 at 100.00	Aaa	2,074,640
	5.000%, 10/01/27 – MBIA Insured
170	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	171,059
	2005A, 5.000%, 10/01/35
3,000	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/10 at 100.00	Aaa	3,230,640
	2000, 5.750%, 11/01/30 – MBIA Insured
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific,
	Series 2006:
120	5.000%, 11/01/21 (WI/DD, Settling 6/01/06)	11/15 at 100.00	A2	124,048
160	5.000%, 11/01/25 (WI/DD, Settling 6/01/06)	11/15 at 100.00	A2	164,286
6,000	California State Public Works Board, Lease Revenue Bonds, California State University	10/07 at 102.00	A2	6,196,860
	Projects, Series 1997C, 5.400%, 10/01/22
2,500	Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach	11/11 at 101.00	AAA	2,614,025
	Aquarium of the South Pacific, Series 2001, 5.250%, 11/01/30 – AMBAC Insured
	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A:
9,270	5.125%, 5/15/16 – AMBAC Insured	5/13 at 100.00	AAA	9,898,784
3,000	5.125%, 5/15/17 – AMBAC Insured	5/13 at 100.00	AAA	3,197,490
1,060	5.000%, 5/15/24 – AMBAC Insured	5/13 at 100.00	AAA	1,099,527
2,540	University of California, Revenue Bonds, Research Facilities, Series 2001E, 5.000%, 9/01/25 –	9/09 at 101.00	AAA	2,630,678
	AMBAC Insured

32,070	Total Education and Civic Organizations			33,704,057

	Health Care – 10.8% (7.0% of Total Investments)
3,000	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West,	7/14 at 100.00	A–	3,113,880
	Series 2004G, 5.250%, 7/01/23
1,190	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	A3	1,201,222
	Series 2005, 5.000%, 11/15/34
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
320	5.250%, 7/01/24	7/15 at 100.00	BBB+	328,589
660	5.250%, 7/01/35	7/15 at 100.00	BBB+	673,834
5,515	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	5,539,928
	Series 2006, 5.000%, 3/01/41 (WI/DD, Settling 6/08/06)
2,145	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	No Opt. Call	A+	2,180,199
	Series 2002E, 4.700%, 11/01/36 (Mandatory put 6/01/09)
	Central California Joint Powers Health Finance Authority, Certificates of Participation,
	Community Hospitals of Central California, Series 1993:
1,430	5.250%, 2/01/13	8/06 at 100.00	Baa2	1,430,658
6,820	5.500%, 2/01/15	8/06 at 100.00	Baa2	6,824,024
1,000	Stockton, California, Health Facility Revenue Bonds, Dameron Hospital Association, Series	12/07 at 102.00	BBB+	1,035,770
	1997A, 5.700%, 12/01/14

22,080	Total Health Care			22,328,104

	Housing/Multifamily – 2.5% (1.6% of Total Investments)
3,000	California Statewide Community Development Authority, Revenue Refunding Bonds, Irvine	No Opt. Call	BBB	3,029,430
	Apartment Communities Development, Series 1998A, 4.900%, 5/15/25 (Mandatory put 5/15/08)
2,000	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds,	12/13 at 102.00	A–	2,185,420
	Franciscan Mobile Home Park Project, Series 2002A, 5.850%, 12/15/32

5,000	Total Housing/Multifamily			5,214,850

	Industrials – 0.6% (0.5% of Total Investments)
1,250	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	1/16 at 102.00	BBB	1,259,800
	Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)

	Long-Term Care – 1.4% (0.9% of Total Investments)
2,780	California Statewide Community Development Authority, Certificates of Participation, Internext	4/09 at 101.00	BBB	2,815,751
	Group, Series 1999, 5.375%, 4/01/17

	Tax Obligation/General – 17.2% (11.1% of Total Investments)
240	California, General Obligation Bonds, Series 2000, 5.250%, 9/01/20	9/10 at 100.00	A	250,392
2,400	California, General Obligation Bonds, Series 2003, 5.250%, 2/01/20	8/13 at 100.00	A	2,535,408
	California, General Obligation Bonds, Series 2004:
1,000	5.000%, 2/01/21	2/14 at 100.00	A	1,035,010
3,150	5.250%, 4/01/34	4/14 at 100.00	A	3,283,812
2,395	Fontana Unified School District, San Bernardino County, California, General Obligation	5/09 at 102.00	AAA	2,576,230
	Refunding Bonds, Series 1997D, 5.800%, 5/01/17 – FGIC Insured
3,000	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Series	No Opt. Call	AAA	3,607,830
	2002A, 6.000%, 8/01/26 – MBIA Insured
10,060	Los Angeles, California, General Obligation Bonds, Series 2001A, 5.000%, 9/01/21	9/11 at 100.00	AA	10,450,429
2,285	Moreno Valley Unified School District, Riverside County, California, General Obligation Bonds,	8/14 at 100.00	AAA	2,449,292
	Series 2004A, 5.250%, 8/01/24 – FSA Insured
	Oakland Unified School District, Alameda County, California, General Obligation Bonds,
	Series 2005:
460	5.000%, 8/01/25 – MBIA Insured	8/15 at 100.00	AAA	478,317
480	5.000%, 8/01/26 – MBIA Insured	8/15 at 100.00	AAA	498,019
3,250	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/20 –	No Opt. Call	AAA	3,645,850
	MBIA Insured
20	Riverside Community College District, California, General Obligation Bonds, Series 2004A,	8/14 at 100.00	AAA	21,467
	5.250%, 8/01/21 – MBIA Insured
3,500	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/13 at 101.00	AAA	3,794,980
	Series 2003E, 5.250%, 7/01/24 – FSA Insured
	San Jose-Evergreen Community College District, Santa Clara County, California, General
	Obligation Bonds, Series 2005A:
360	5.000%, 9/01/25 – MBIA Insured	9/15 at 100.00	AAA	375,548
525	5.000%, 9/01/27 – MBIA Insured	9/15 at 100.00	AAA	545,249

33,125	Total Tax Obligation/General			35,547,833

	Tax Obligation/Limited – 35.3% (22.7% of Total Investments)
3,135	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	12/12 at 100.00	AAA	3,363,291
	Capital East End Project, Series 2002A, 5.250%, 12/01/15 – AMBAC Insured
3,000	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	6/14 at 100.00	A–	3,251,010
	Coalinga State Hospital, Series 2004A, 5.500%, 6/01/20
3,000	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	12/11 at 102.00	AAA	3,120,720
	Hospital Addition, Series 2001A, 5.000%, 12/01/21 – AMBAC Insured
2,350	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AA–	2,505,006
1,595	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana	9/11 at 101.00	AAA	1,698,212
	Redevelopment Project, Series 2003A, 5.375%, 9/01/25 – AMBAC Insured
	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A:
325	5.000%, 9/01/20 – XLCA Insured	9/15 at 100.00	AAA	339,791
3,840	5.000%, 9/01/35 – XLCA Insured	9/15 at 100.00	AAA	3,920,986
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
205	5.000%, 9/01/26	9/06 at 103.00	N/R	206,210
470	5.125%, 9/01/36	9/06 at 103.00	N/R	470,146
	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Second
	Senior Lien Sales Tax Revenue Bonds, Series 2000A:
8,005	5.250%, 7/01/25 – FGIC Insured	7/10 at 101.00	AAA	8,440,792
6,500	5.250%, 7/01/30 – FGIC Insured	7/10 at 101.00	AAA	6,843,265
1,250	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Master	12/15 at 100.00	AAA	1,295,438
	Refunding Project, Series 2005A, 5.000%, 12/01/25 – MBIA Insured
4,130	Manteca Unified School District, San Joaquin County, California, Special Tax Bonds, Community	9/11 at 101.00	AAA	4,289,459
	Facilities District 89-2, Series 2001C, 5.000%, 9/01/23 – MBIA Insured
3,890	Ontario Redevelopment Financing Authority, California, Lease Revenue Bonds, Capital Projects,	8/11 at 101.00	AAA	4,040,465
	Series 2001, 5.000%, 8/01/21 – AMBAC Insured
3,600	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	AAA	4,788,036
	Refunding Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 – MBIA Insured
1,685	Ontario, California, Special Tax Bonds, Community Facilities District 5, Freeway Interchange	9/06 at 102.00	N/R	1,724,210
	Project, Series 1997, 6.375%, 9/01/17
1,500	Orange County, California, Special Tax Bonds, Community Facilities District 03-1 of Ladera	8/12 at 101.00	N/R	1,579,650
	Ranch, Series 2004A, 5.625%, 8/15/34
1,000	Paramount Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project	8/13 at 100.00	AAA	1,033,680
	Area 1, Series 2003, 5.000%, 8/01/23 – MBIA Insured
370	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	AAA	378,362
	2005A, 5.000%, 9/01/35 – XLCA Insured
770	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple	10/15 at 100.00	AAA	787,533
	Projects, Series 2005A, 5.000%, 10/01/35 – XLCA Insured
4,000	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	AAA	4,446,160
	5.400%, 11/01/20 – AMBAC Insured
2,000	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Civic Center Project,	6/12 at 100.00	AAA	2,139,340
	Series 2002B, 5.250%, 6/01/19 – AMBAC Insured
3,535	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	9/11 at 100.00	AAA	3,681,809
	Project, Series 2001F, 5.000%, 9/01/20 – MBIA Insured
2,840	Santa Clara Redevelopment Agency, California, Tax Allocation Bonds, Bayshore North Project,	6/13 at 100.00	AAA	2,933,919
	Series 2003, 5.000%, 6/01/23 – MBIA Insured
5,250	Santa Cruz County Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds,	9/10 at 102.00	AAA	5,551,665
	Live Oak and Soquel Community Improvement Projects, Series 2000, 5.250%, 9/01/25 –
	AMBAC Insured

68,245	Total Tax Obligation/Limited			72,829,155

	Transportation – 31.0% (19.9% of Total Investments)
13,000	Alameda Corridor Transportation Authority, California, Senior Lien Revenue Bonds, Series	10/09 at 101.00	AAA	13,264,160
	1999A, 5.000%, 10/01/29 – MBIA Insured
	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge,
	Series 2001D:
3,875	5.000%, 4/01/12	4/11 at 100.00	AA	4,085,374
2,605	5.000%, 4/01/16	4/11 at 100.00	AA	2,742,310
2,080	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	2,150,907
	2006, 5.000%, 4/01/31
6,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	5,655,000
	Bonds, Series 1999, 0.000%, 1/15/29
9,980	Long Beach, California, Harbor Revenue Bonds, Series 2000A, 5.500%, 5/15/25 (Alternative	5/10 at 101.00	AA	10,426,904
	Minimum Tax)
9,000	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.750%, 11/01/29 – FGIC Insured	5/10 at 100.00	AAA	9,486,990
	(Alternative Minimum Tax)
15,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/10 at 101.00	AAA	16,006,048
	Airport, Second Series 2000, Issue 24A, 5.750%, 5/01/30 – FSA Insured (Alternative Minimum Tax)

62,040	Total Transportation			63,817,693

	U.S. Guaranteed – 23.5% (15.1% of Total Investments) (4)
	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
3,600	5.375%, 5/01/17 (Pre-refunded 5/01/12) – XLCA Insured	5/12 at 101.00	AAA	3,941,028
6,000	5.125%, 5/01/18 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	6,489,420
670	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/11 at 100.00	AA (4)	730,146
	Series 2001W, 5.500%, 12/01/16 (Pre-refunded 12/01/11)
1,000	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	12/09 at 101.00	A3 (4)	1,088,240
	Series 1999A, 6.125%, 12/01/30 (Pre-refunded 12/01/09)
2,110	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System,	10/08 at 101.00	AAA	2,201,236
	Series 1998B, 5.250%, 10/01/12 (ETM)
	California, General Obligation Bonds, Series 2000:
3,355	5.250%, 9/01/20 (Pre-refunded 9/01/10)	9/10 at 100.00	A (4)	3,549,187
480	5.250%, 9/01/20 (Pre-refunded 9/01/10)	9/10 at 100.00	A (4)	507,782
13,300	California, Various Purpose General Obligation Bonds, Series 2000, 5.750%, 3/01/27	3/10 at 101.00	AAA	14,402,969
	(Pre-refunded 3/01/10) – MBIA Insured
2,250	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/13 at 100.00	AAA	2,491,290
	Asset-Backed Bonds, Series 2003B, 5.625%, 6/01/33 (Pre-refunded 6/01/13)
2,500	Los Angeles Community Redevelopment Agency, California, Tax Allocation Refunding Bonds,	7/06 at 100.00	BBB (4)	2,584,500
	Central Business District Redevelopment Project, Series 1987G, 6.750%, 7/01/10 (ETM)
1,100	Newhall School District, Los Angeles County, California, General Obligation Bonds, Series	8/12 at 101.00	AAA	1,208,328
	2002B, 5.375%, 8/01/22 (Pre-refunded 8/01/12) – FSA Insured
2,745	Northridge Water District, California, Revenue Certificates of Participation, Series 2001,	2/11 at 101.00	AAA	2,954,334
	5.250%, 2/01/21 (Pre-refunded 2/01/11) – AMBAC Insured
4,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D,	7/12 at 100.00	AAA	4,331,280
	5.375%, 7/01/36 (Pre-refunded 7/01/12)
815	Riverside Community College District, California, General Obligation Bonds, Series 2004A,	8/14 at 100.00	AAA	890,974
	5.250%, 8/01/21 (Pre-refunded 8/01/14) – MBIA Insured
1,000	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed	6/12 at 100.00	BBB (4)	1,086,420
	Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A,
	5.500%, 6/01/36 (Pre-refunded 6/01/12)

44,925	Total U.S. Guaranteed			48,457,134

	Utilities – 4.9% (3.2% of Total Investments)
5,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/11 at 100.00	AAA	5,304,800
	2001A-1, 5.250%, 7/01/20 – FSA Insured
700	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/13 at 100.00	AAA	727,195
	2003A-2, 5.000%, 7/01/21 – MBIA Insured
740	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%, 9/01/31 –	9/15 at 100.00	AAA	767,535
	XLCA Insured
3,210	Turlock Irrigation District, California, Electric Revenue Bonds, Series 2003A, 5.000%, 1/01/16 –	1/13 at 100.00	AAA	3,397,881
	MBIA Insured

9,650	Total Utilities			10,197,411

	Water and Sewer – 8.0% (5.1% of Total Investments)
3,330	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/11 at 100.00	AA	3,615,814
	Series 2001W, 5.500%, 12/01/16
520	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AAA	536,063
	5.000%, 4/01/36 (WI/DD, Settling 6/06/06) – MBIA Insured
1,500	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2004C,	7/14 at 100.00	AAA	1,609,080
	5.250%, 7/01/19 – MBIA Insured
1,140	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series	7/16 at 100.00	AAA	1,187,162
	2006A-2, 5.000%, 7/01/27 – AMBAC Insured
3,015	Oxnard Financing Authority, California, Wastewater Revenue Bonds, Series 2003, 5.000%, 6/01/17 –	6/13 at 100.00	AAA	3,184,111
	FGIC Insured
	San Elijo Joint Powers Authority, San Diego County, California, Revenue Refunding Bonds, San
	Elijo Wastewater Facilities, Series 2003:
1,245	5.000%, 3/01/16 – FSA Insured	3/12 at 101.00	AAA	1,321,655
1,310	5.000%, 3/01/17 – FSA Insured	3/12 at 101.00	AAA	1,382,063
3,430	Westlands Water District, California, Revenue Certificates of Participation, Series 2002,	9/12 at 101.00	AAA	3,640,088
	5.250%, 9/01/22 – MBIA Insured

15,490	Total Water and Sewer			16,476,036

$ 304,445	Total Investments (cost $304,888,066) – 155.4%			320,388,041

	Other Assets Less Liabilities – (1.1)%			(2,274,646)

	Preferred Shares, at Liquidation Value – (54.3)%			(112,000,000)

	Net Assets Applicable to Common Shares – 100%			$206,113,395

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At May 31, 2006, the cost of investments was $304,410,123.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2006, were as follows:

Gross unrealized:
Appreciation	$16,246,972
Depreciation	(269,054)

Net unrealized appreciation (depreciation) of investments	$15,977,918

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen California Investment Quality Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         July 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         July 28, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        July 28, 2006

* Print the name and title of each signing officer under his or her signature.